Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Component of Income Tax Expense	The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense (benefit) for 2022, 2021 and 2020 consisted of the following:

	2022	2021	2020
Current
Bermuda	$—	$—	$—
Foreign	2,087	594	446
	2,087	594	446
Deferred
Bermuda	—	—	—
Foreign	5,452	1,179	(819)
	5,452	1,179	(819)
	$7,539	$1,773	$(374)

Components of Income Before Income Taxes and Noncontrolling Interest	The components of income before income taxes and noncontrolling interest were as follows:

	2022	2021	2020
Bermuda sources	$—	$—	$—
Foreign sources	316,963	286,061	73,299
	$316,963	$286,061	$73,299

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of operations is as follows:

	2022		2021		2020
Bermuda tax rate	$—	0.00%	$—	0.00%	$—	0.00%
Foreign tax rate	3,471	1.10%	271	0.09%	(1,291)	(1.76)%
Tax uncertainties	4,068	1.28%	1,502	0.53%	917	1.25%
	$7,539	2.38%	$1,773	0.62%	$(374)	(0.51)%

The components of income tax expense and effective tax rate were as follows:

	2022		2021		2020
Income before income tax and noncontrolling interests	$316,963		$286,061		$73,299

Tax uncertainties	$4,068	1.28%	$1,502	0.53%	$917	1.25%
Foreign taxes
Stock base compensation	(27)	(0.01)%	(622)	(0.22)%	(94)	(0.13)%
162(m) officers' compensation	459	0.14%	412	0.14%	102	0.14%
Adjustment for prior years	134	0.04%	(392)	(0.14)%	47	0.06%
Foreign derived intangible income	(455)	(0.14)%	(329)	(0.12)%	(112)	(0.15)%
Valuation allowance	—	—	(382)	(0.13)%	67	0.09%
Foreign rate difference	3,415	1.08%	1,583	0.55%	(1,333)	(1.82)%
Other	(55)	(0.02)%	1	0.00%	32	0.04%
	3,471	1.10%	271	0.09%	(1,291)	(1.76)%
	$7,539	2.38%	$1,773	0.62%	$(374)	(0.51)%

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 are presented below:

	2022	2021
Deferred tax assets
Net operating loss carryforwards	$16,360	$17,765
Other	(92)	1,006
	16,269	18,771
Valuation allowance	—	—
Deferred tax assets	16,269	18,771
Deferred tax liabilities
Containers, net	28,239	25,287
Other	—	—
Deferred tax liabilities	28,239	25,287
Net deferred tax liabilities	$11,970	$6,516

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2022 and 2021 are as follows:

Balance at December 31, 2020	$20,575
Increases related to prior year tax positions	156
Increases related to current year tax positions	2,878
Lapse of statute of limitations	(1,457)
Balance at December 31, 2021	$22,152
Decreases related to prior year tax positions	(158)
Increases related to current year tax positions	5,474
Lapse of statute of limitations	(1,320)
Balance at December 31, 2022	$26,148